Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Components of Property and Equipment
Consist of the following (in thousands $):

	Artwork	Furniture and fixtures	Computer hardware and software	Leasehold improvements	Right of use assets	Total

Cost
At Dec. 31, 2020	7,519	2,876	2,930	5,721	10,241	29,287
Additions	—	95	101	497	2,937	3,630
Disposals	—	—	—	(196)	(372)	(568)
Net exchange differences	54	10	5	4	84	157
At Dec. 31, 2021	7,573	2,981	3,036	6,026	12,890	32,506
Additions	—	2	126	—	—	128
Net exchange differences	(484)	(160)	(160)	(372)	(531)	(1,707)
At Dec. 31, 2022	7,089	2,823	3,002	5,654	12,359	30,927

Accumulated amortization
At Dec. 31, 2020	—	(2,496)	(2,774)	(3,720)	(3,686)	(12,676)
Depreciation charge for the year	—	(101)	(93)	(1,077)	(2,351)	(3,622)
Disposals	—	—	—	196	168	364
Net exchange differences	—	18	(15)	31	(127)	(93)
At Dec. 31, 2021	—	(2,579)	(2,882)	(4,570)	(5,996)	(16,027)
Depreciation charge for the year	—	(98)	(93)	(522)	(2,642)	(3,355)
Net exchange differences	—	164	153	278	356	951
At Dec. 31, 2022	—	(2,513)	(2,822)	(4,814)	(8,282)	(18,431)

Net book value at:
Dec. 31, 2021	7,573	402	154	1,456	6,894	16,479
Dec. 31, 2022	7,089	310	180	840	4,077	12,496